Average Annual Total Returns - Class A C S I N T Shares - Janus Henderson Global Income Managed Volatility Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class A MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class A MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class A MSCI World High Dividend Yield Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class A MSCI World High Dividend Yield Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class A MSCI World High Dividend Yield Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class C MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class C MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class C MSCI World High Dividend Yield Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class C MSCI World High Dividend Yield Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class C MSCI World High Dividend Yield Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class S MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class S MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class S MSCI World High Dividend Yield Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class S MSCI World High Dividend Yield Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class S MSCI World High Dividend Yield Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I Return After Taxes on Distributions 1 Year	Class I Return After Taxes on Distributions 5 Years	Class I Return After Taxes on Distributions Since Inception	Class I Return After Taxes on Distributions Inception Date	Class I Return After Taxes on Distributions and Sale of Fund Shares 1 Year		Class I Return After Taxes on Distributions and Sale of Fund Shares 5 Years		Class I Return After Taxes on Distributions and Sale of Fund Shares Since Inception		Class I Return After Taxes on Distributions and Sale of Fund Shares Inception Date		Class I MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class I MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class I MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class I MSCI World High Dividend Yield Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class I MSCI World High Dividend Yield Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class I MSCI World High Dividend Yield Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes Since Inception	Class N Return Before Taxes Inception Date	Class N MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class N MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class N MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class N MSCI World High Dividend Yield Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class N MSCI World High Dividend Yield Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class N MSCI World High Dividend Yield Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class T MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class T MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class T MSCI World High Dividend Yield Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class T MSCI World High Dividend Yield Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class T MSCI World High Dividend Yield Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception
Total	(3.49%)	[1]	5.85%	[1]	7.77%	[1]	Dec. 15, 2011	[1]	15.90%	12.19%	12.10%	(0.03%)	8.00%	8.38%	0.68%	[2]	6.34%	[2]	7.68%	[2]	Dec. 15, 2011	[2]	15.90%	12.19%	12.10%	(0.03%)	8.00%	8.38%	2.66%	7.15%	8.51%	Dec. 15, 2011	15.90%	12.19%	12.10%	(0.03%)	8.00%	8.38%	2.66%	7.38%	8.77%	Dec. 15, 2011	2.04%	6.49%	7.61%	Dec. 15, 2011	2.23%	[3]	5.66%	[3]	6.86%	[3]	Dec. 15, 2011	[3]	15.90%	12.19%	12.10%	(0.03%)	8.00%	8.38%	2.77%	7.27%	8.26%	Dec. 15, 2011	15.90%	12.19%	12.10%	(0.03%)	8.00%	8.38%	2.53%	7.24%	8.58%	Dec. 15, 2011	15.90%	12.19%	12.10%	(0.03%)	8.00%	8.38%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.